Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Institutional Class
Mar. 30, 2024
Bar Chart Table:
Annual Return 2014	0.04%
Annual Return 2015	0.06%
Annual Return 2016	0.31%
Annual Return 2017	0.66%
Annual Return 2018	1.23%
Annual Return 2019	1.31%
Annual Return 2020	0.43%
Annual Return 2021	0.02%
Annual Return 2022	0.96%
Annual Return 2023	2.96%